                  Semi-Annual Report June 30, 2001 (unaudited)

JPMorgan Series Trust II
Portfolios

Small Company Portfolio


                                                          [LOGO]JPMORGAN Fleming
                                                                Asset Management

CONTENTS

Letter to the Shareholders                          1

J.P. Morgan Small Company Portfolio Commentary      3

Portfolios of Investments                           6

Financial Statements                               13

Notes to Financial Statements                      16

HIGHLIGHTS

- The Federal Reserve Board surprised nearly everyone by initiating the first of six interest rate cuts that would take place during this reporting period.

- As the second quarter came to an end, another pattern continued to dominate the news, that being a string of corporate pre-announcements of earnings shortfalls.

- For the most part, the equity market shrugged off the effects and kept drifting upward.


              NOT FDIC INSURED May lose value / No bank guarantee

     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

                      JPMorgan SERIES TRUST II PORTFOLIOS

LETTER TO THE SHAREHOLDERS

                                                             August 6, 2001
Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Small Company Portfolio for the six months ended June 30, 2001.

A BUMPY ROAD...

The last two New Year's Days haven't exactly been the most propitious for investors.

Two years ago, for example, we looked on anxiously as the clock ticked down to midnight and Y2K. Would everything electronic suddenly go awry, as some fear mongers suggested? As it turned out: no. But, between the time that the second hand hit 12 and the day later in January when we felt reasonably safe, our hearts beat just a little faster.

Then, there was last year's end. The U.S. stock market, especially the NASDAQ component, and many others internationally had taken their first tumbles in a good long while, courtesy of comparatively high interest rates and a significant slowing of the world-leading U.S. economy. Before the gloom could really set in, however, the Federal Reserve Board surprised nearly everyone by initiating the first of six interest rate cuts that would take place during this reporting period.

The stock market rallied on such news...then fizzled...then rallied...then fizzled, as the Federal Reserve Board sought to reverse our economy's decline. This became the pattern, such as there was one, over the first six months of this year, a period of pronounced stock market volatility in which whole sectors were raised or crushed with alarming rapidity. What would the Fed do next? Which corporation would pre-announce earnings shortfalls? These questions and their ilk dominated the thoughts of large and small investor alike.

As the half came to an end, however, the mood began to lighten. Congress passed a significant, long-term tax cut that will almost immediately benefit most Americans. Preliminary evidence emerged that the economy might finally be responding to the Fed's restorative efforts. Investors who had fled the market began to creep back in.

OR A SUPER HIGHWAY?

As the second quarter came to an end, another pattern continued to dominate the news, that being a string of corporate pre-announcements of earnings shortfalls. Yet, for the most part, the equity market shrugged off the effects and kept drifting upward.

Most likely, investors will be tested once again at the end of the third quarter, as corporations complete most of their collective house cleaning and get ready for a new cycle of economic growth to begin. At present, and barring some major domestic or international event that would turn the tide, however, we would expect moderate economic growth to get underway sometime in this year's fourth quarter.

AS OF JUNE 30, 2001 (UNAUDITED)

If so, the long suffering economies of our trading partners and their trading partners will mend, leading to a resumption of global growth. Perhaps, after all, this coming New Year's Day will be one that everyone, everywhere, can truly celebrate.

In the meantime, there remains much work to do. Which companies are best positioned domestically and internationally to take advantage of the coming cycle of growth? What makes them so? You'll find some of the answers in the following comments from our portfolio manager.

Sincerely,

/s/ George Gatch

George Gatch
Managing Director

                      J.P. Morgan SMALL COMPANY PORTFOLIO
                                  AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE PORTFOLIO PERFORMED

J.P. Morgan Small Company Portfolio, which seeks to provide long-term growth of capital from a portfolio of small-company stocks, fell 1.21% during the six months ended June 30, 2001. This compares with a return of 6.94% from the Russell 2000 Index, the Portfolio's benchmark.

HOW THE PORTFOLIO WAS MANAGED

Jittery investors in search of stability served instead to destabilize the U.S. equity market over much of this reporting period, sending it sharply up or down, depending on how the news was perceived to impact the company's near term performance.

The Federal Reserve Board helped to supply the former, as it cut interest rates six times, for a total of 275 basis points, to end the period at 3.75%. Also serving up some good news was the U.S. Congress, which passed legislation that will provide for a tax rebate later this year and a fairly substantial tax cut for most Americans over the next 10 years.

Rallies tied to these developments and others were unusually brief, however, as investors continued to focus on numerous corporate earnings warnings and a U.S. economy that grew by only 1.3% during the first quarter of this year. Investors expressed their dissatisfaction with both by selling equities, the net result of which was that most major market indices posted negative returns for the six-month period just ended.

Of particular import to this Portfolio, is the fact that investors exhibited a marked preference for value stocks over their growth stock alternatives during this period. In several cases, this led to lower quality companies with current earnings being favored over companies with substantial long-term earnings potential, but with little-to-no current earnings. The Portfolio, which tends to invest in the latter group, suffered from this shift in investor sentiment.

From a sector-specific standpoint, the Portfolio benefited most from investments in the finance, retail and capital markets sectors. In contrast, investments in the healthcare services and systems, pharmaceuticals and services sectors detracted the most from performance.

LOOKING AHEAD

It is likely that U.S. companies will continue to report disappointing earnings as long as the outlook for capital spending and economic recovery remains uncertain. As a result, stock market volatility that we have experienced over the past year is likely to remain a factor.

By the fourth quarter of this year, however, the economy should begin to pick up steam as it moves into the beginning stages of its next growth cycle. When this occurs, we would expect to see more positive earnings comparisons and, it is hoped, an eventual return to the historical mean between the performance of growth and value stocks.

We see this as a buyer's market for long-term investors, such as ourselves. There are many high quality growth companies that are currently available at attractive prices. When the economy turns around and capital spending revives, companies like these will be among the first to benefit, and we plan on being with them when they do.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

[CHART]

Technology                                     19.5%
Consumer Cyclicals                             12.3%
Financial                                      11.9%
Health Care                                    11.4%
Real Estate                                    10.4%
Basic Materials                                 9.7%
U.S. Government Agency Security                 9.0%
Utilities                                       5.3%
Transportation                                  4.2%
Industrial Cyclical                             3.2%
Energy                                          2.8%
Consumer Staples                                0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CHARLES RIVER LABORATORIES INTERNATIONAL, INC. (1.4%) Provides research tools and support services that enable drug discovery and development. The Company provides the animal research models required in research and development for new drugs, devices and therapies. Charles River's customers include pharmaceutical and biotechnology companies, hospitals and academic institutions.

2. HELLER FINANCIAL, INC. (1.2%) Provides an array of commercial financial products and services. The Company provides U.S.-based clients with cash flow financing, real estate financing, factoring and working capital loans, equipment financing and leasing, asset-based finance and equity investments.

3. GATX CORP. (1.2%) A full-service lessor of rail tank and freight cars. The Company also operates tank terminals, contracts warehouses, provides shipping services and leases commercial aircraft. GATX offers financial services focused on owning or managing transportation and distribution assets.

4. SKYWEST, INC. (1.1%) Operates a regional airline that provides passenger and freight service in the United States. The Company operates as a Delta Connection in certain markets and as United Express in certain other markets. SkyWest also provides car rental services through a fleet of Avis vehicles located at several airports.

5. COUSINS PROPERTIES, INC. (1.0%) A real estate investment trust that derives its revenues from the acquisition, financing, development, management and leasing of commercial properties.

6. PRECISE SOFTWARE SOLUTIONS, LTD (ISRAEL) (1.0%) Provides information technology infrastructure performance management software to customers. The Company's software assists in detecting performance slowdowns, isolating the root cause, determining the impact on an organization's business and suggesting remedial action before users are impacted.

7. ESPEED, INC. (1.0%) Operates interactive electronic marketplaces that enable the trading of securities and other products in real-time. The Company's marketplaces are used by financial institutions and wholesale market participants to trade in a variety of global fixed income securities, futures, options and other financial instruments.

8. HOOPER HOLMES, INC. (1.0%) Provides medical and other underwriting information on insurance policy applicants to the life and health insurance industry.

9. CENTERPOINT PROPERTIES CORP. (1.0%) A real estate investment trust (REIT). The Company manages, invests, develops and redevelops warehouse and industrial facilities in the Chicago regional market.

10. CLECO CORP. (0.9%) Generates, transmits, distributes, and sells electric energy to customers in Louisiana. The Company, through a subsidiary, also markets energy and energy management services, as well as is involved in energy asset development opportunities in the southeastern region of the United States.

Top 10 equity holdings comprised 10.8% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                             Since
                                                            Inception
                                  1 Year       5 Year       (1/3/95)
                                  10.79%        9.90%        14.20%

LIFE OF FUND PERFORMANCE (1/3/95 TO 6/30/01)

[CHART]

                      J.P. Morgan                            Lipper Variable Annuity
                     Small Company                                Small Company
                       Portfolio        Russell 2000 Index        Funds Average
          12/94         $10,000              $10,000                 $10,000
           1/95         $10,010               $9,874                  $9,869
           2/95         $10,440              $10,285                 $10,232
           3/95         $10,750              $10,461                 $10,480
           4/95         $10,990              $10,693                 $10,650
           5/95         $11,150              $10,877                 $10,789
           6/95         $11,760              $11,442                 $11,356
           7/95         $12,390              $12,101                 $12,108
           8/95         $12,650              $12,351                 $12,335
           9/95         $12,850              $12,572                 $12,583
          10/95         $12,410              $12,009                 $12,178
          11/95         $13,030              $12,514                 $12,621
          12/95         $13,287              $12,844                 $12,808
           1/96         $13,377              $12,830                 $12,781
           2/96         $13,939              $13,230                 $13,479
           3/96         $14,159              $13,499                 $13,696
           4/96         $14,917              $14,221                 $14,675
           5/96         $15,476              $14,782                 $15,282
           6/96         $14,777              $14,175                 $14,728
           7/96         $13,728              $12,937                 $13,566
           8/96         $14,334              $13,688                 $14,390
           9/96         $14,917              $14,223                 $15,139
          10/96         $15,010              $14,003                 $14,819
          11/96         $15,465              $14,580                 $15,239
          12/96         $16,183              $14,963                 $15,466
           1/97         $16,428              $15,262                 $15,812
           2/97         $15,963              $14,891                 $15,210
           3/97         $15,089              $14,189                 $14,477
           4/97         $14,789              $14,228                 $14,419
           5/97         $16,535              $15,811                 $16,009
           6/97         $17,395              $16,489                 $16,766
           7/97         $18,486              $17,256                 $17,787
           8/97         $18,923              $17,651                 $18,049
           9/97         $20,151              $18,943                 $19,354
          10/97         $19,523              $18,111                 $18,485
          11/97         $19,482              $17,993                 $18,268
          12/97         $19,824              $18,308                 $18,448
           1/98         $19,294              $18,019                 $18,167
           2/98         $21,248              $19,352                 $19,600
           3/98         $22,383              $20,150                 $20,547
           4/98         $22,193              $20,261                 $20,673
           5/98         $21,009              $19,170                 $19,569
           6/98         $20,793              $19,210                 $19,762
           7/98         $18,963              $17,655                 $18,389
           8/98         $15,211              $14,227                 $14,742
           9/98         $16,287              $15,340                 $15,612
          10/98         $16,718              $15,966                 $16,316
          11/98         $17,518              $16,802                 $17,387
          12/98         $18,729              $17,842                 $18,718
           1/99         $18,713              $18,079                 $18,878
           2/99         $17,245              $16,615                 $17,396
           3/99         $17,876              $16,874                 $17,865
           4/99         $18,777              $18,386                 $19,007
           5/99         $18,508              $18,655                 $19,317
           6/99         $19,883              $19,499                 $20,644
           7/99         $19,820              $18,964                 $20,516
           8/99         $19,535              $18,262                 $20,023
           9/99         $20,120              $18,266                 $20,186
          10/99         $21,005              $18,340                 $20,743
          11/99         $23,661              $19,435                 $22,539
          12/99         $27,043              $21,635                 $25,514
           1/00         $26,898              $21,287                 $24,971
           2/00         $31,570              $24,803                 $29,111
           3/00         $28,854              $23,167                 $28,482
           4/00         $24,776              $21,773                 $26,346
           5/00         $23,011              $20,504                 $24,839
           6/00         $26,558              $22,292                 $27,623
           7/00         $25,242              $21,575                 $26,499
           8/00         $27,940              $23,221                 $29,096
           9/00         $27,207              $22,538                 $28,212
          10/00         $25,309              $21,532                 $26,931
          11/00         $21,579              $19,322                 $23,562
          12/00         $23,982              $20,981                 $25,769
           1/01         $24,366              $22,073                 $26,872
           2/01         $21,931              $20,625                 $24,384
           3/01         $20,396              $19,616                 $22,594
           4/01         $22,474              $21,151                 $24,894
           5/01         $23,292              $21,671                 $25,537
           6/01         $23,692              $22,438                 $26,093

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/3/95.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The Russell 2000 Index is an unmanaged index used to measure the average stock performance of U.S. small cap stocks. The Lipper Variable Annuity Small Company Funds Average describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot invest directly in an index.

PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

   SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------------
     Long-Term Investments -- 91.0%
-----------------------------------------------------------------------
             Common Stock -- 91.0%
             ---------------------
             Advertising -- 0.5%
        2    Catalina Marketing Corp. *                       $   64
        4    Getty Images, Inc. *                                 92
        4    Obie Media Corp. *                                   29
                                                              ------
                                                                 185
             Aerospace -- 0.8%
        9    Innovative Solutions & Support, Inc. *              127
        2    L-3 Communications Holdings, Inc. *                 156
        2    Titan Corp.*                                         39
                                                              ------
                                                                 322
             Airlines -- 1.1%
       15    Skywest, Inc.                                       426

             Apparel -- 1.2%
        5    Coach, Inc. *                                       183
        6    Quiksilver, Inc.*                                   155
        7    Vans, Inc. *                                        156
                                                              ------
                                                                 494
             Appliances & Household Durables -- 0.9%
        5    Furniture Brands International, Inc. *              127
       10    Polycom, Inc. (Puerto Rico) *                       220
                                                              ------
                                                                 347
             Automotive -- 0.4%
        1    Oshkosh Truck Corp.                                  64
        3    Superior Industries International, Inc.             101
                                                              ------
                                                                 165
             Banking -- 3.0%
        7    City National Corp.                                 297
        6    National Commerce Financial Co.                     154
       12    Net.B@nk, Inc. *                                    139
       13    Pacific Century Financial Corp.                     332
        5    R & G Financial Corp., Class B                       82
        4    Westamerica Bancorporation                          169
        1    Wintrust Financial Corp.                             27
                                                              ------
                                                               1,200
             Biotechnology -- 3.3%
        1    Aviron *                                             36
       16    Charles River Laboratories International, Inc. *    541
        3    CuraGen Corp. *                                      95
        2    Diversa Corp. *                                      39
        3    Eden Bioscience Corp. *                              25
        2    Enzon, Inc. *                                       150
        3    Inhale Therapeutic Systems, Inc. *                   79
        2    Invitrogen Corp. *                                  171
        3    Maxygen, Inc. *                                      50
        4    Transgenomic, Inc. *                                 68
        3    Xoma, LTD,*                                          51
                                                              ------
                                                               1,305
             Business Services -- 1.7%
        4    Administaff, Inc. *                                  94

                          See notes to financial statements.

   SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------------
     Long-Term Investments -- Continued
-----------------------------------------------------------------------
        4    Alliance Data Systems Corp.*                     $   65
        3    ITT Educational Services, Inc. *                    134
       17    On Assignment, Inc. *                               305
       14    Source Information Management Co. *                  78
                                                              ------
                                                                 676
             Chemicals -- 2.8%
        6    Albemarle Corp.                                     146
       15    Olin Corp.                                          260
        3    OM Group, Inc.                                      169
        1    Potash Corp. of Saskatchewan (Canada)                72
        9    Symyx Technologies, Inc. *                          242
       13    Wellman, Inc.                                       226
                                                              ------
                                                               1,115
             Computer Software -- 4.6%
       13    Borland Software Corp. *                            200
       11    Eclipsys Corp. *                                    306
        5    eFunds Corp. *                                       95
        4    HNC Software*                                        74
        5    MetaSolv, Inc. *                                     36
        3    Netegrity, Inc.                                      99
        8    Peregrine Systems, Inc. *, #                        220
        2    PLATO Learning, Inc. *                               58
       13    Precise Software Solutions, LTD (Israel) *          394
        8    SmartForce PLC, ADR (Ireland) *                     268
        7    Witness Systems, Inc. *                              81
                                                              ------
                                                               1,831
             Computers/Computer Hardware -- 0.8%
        6    Certicom Corp. (Canada) *                            17
        2    Mercury Computer Systems, Inc. *                     84
        2    Nuance Communications, Inc. *                        41
        5    Optimal Robotics Corp. (Canada) *                   171
                                                              ------
                                                                 313
             Construction -- 1.5%
        3    D.R. Horton, Inc.                                    72
       16    Encompass Services Corp.*                           143
        8    Monaco Coach Corp. *                                263
        8    National R.V. Holdings, Inc. *                      126
                                                              ------
                                                                 604
             Construction Materials -- 1.5%
       11    Dal-Tile International, Inc. *                      197
        7    Elcor Corp.                                         144
       12    Universal Forest Products, Inc.                     272
                                                              ------
                                                                 613

             Consumer Products -- 0.6%
        6    Alberto-Culver Co., Class B                         246

             Consumer Services -- 1.4%
        2    Albany Molecular Research, Inc. *                    84
        7    DiamondCluster International, Inc., Class A *        84
       38    Hooper Holmes, Inc.                                 386
                                                              ------
                                                                 554

                       See notes to financial statements.

   SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------------
     Long-Term Investments -- Continued
-----------------------------------------------------------------------
             Electronics/Electrical Equipment -- 4.9%
       14    Active Power, Inc. *                             $  228
        9    Capstone Turbine Corp. *                            202
        1    Coherent, Inc. *                                     25
        2    Cymer, Inc. *                                        44
       10    DDI Corp. *                                         202
        7    Garmin LTD *                                        152
       10    Gentex Corp. *                                      292
       10    Meade Instruments Corp. *                            66
        6    Mettler-Toledo International, Inc.*                 238
        6    Millipore Corp.                                     353
        9    Power-One, Inc. *                                   148
                                                              ------
                                                               1,950
             Engineering Services -- 0.8%
       29    McDermott International, Inc. *                     332

             Entertainment/Leisure -- 2.1%
        6    American Classic Voyages Co. *                       19
        6    Anchor Gaming (Puerto Rico) *                       360
       10    Penn National Gaming Inc. *                         244
        7    Six Flags, Inc. *                                   148
        2    WMS Industries, Inc. *                               74
                                                              ------
                                                                 845
             Environmental Services -- 0.4%
        4    Stericycle, Inc. *                                  178

             Financial Services -- 5.4%
       12    Allied Capital Corp.                                287
        7    American Capital Strategies LTD                     191
       11    American Home Mortgage Holdings, Inc.               131
        4    AmeriCredit Corp. *                                 192
        2    Bankunited Financial Corp., Ser. A*                  27
        7    Doral Financial Corp.                               247
       12    Heller Financial, Inc.                              491
        6    Instinet Group, Inc. *                              107
       16    Medallion Financial Corp.                           164
        4    MicroFinancial, Inc.                                 57
       20    Ocwen Financial Corp. *                             210
        4    Waypoint Financial Corp.                             55
                                                              ------
                                                               2,159
             Food/Beverage Products -- 0.3%
        2    Suiza Foods Corp. *                                 104

             Health Care/Health Care Services -- 2.4%
        3    Bruker Daltonics, Inc. *                             44
        6    Cyberonics, Inc. *                                   95
       10    i-STAT Corp. *                                      140
        4    LifePoint Hospitals, Inc. *                         195
        1    Molecular Devices Corp. *                            22
        6    Physiometrix, Inc. *                                 17
       10    STAAR Surgical Co. *                                 50
       10    Triad Hospitals, Inc. *                             298
        4    Unilab Corp.*                                        96
                                                              ------
                                                                 957

                       See notes to financial statements.

   SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------------
     Long-Term Investments -- Continued
-----------------------------------------------------------------------
             Hotels/Other Lodging -- 1.1%
        5    Orient-Express Hotels LTD, Class A (Bermuda) *   $  101
       20    Station Casinos, Inc. *                             321
                                                              ------
                                                                 422
             Insurance -- 3.5%
        4    American Physicians Capital, Inc. *                  78
        4    HCC Insurance Holdings, Inc.                         86
        1    MIIX Group, Inc.                                      4
        4    Odyssey Re Holdings Corp.*                           65
        9    Protective Life Corp.                               299
        4    RenaissanceRe Holdings LTD (Bermuda)                311
        5    StanCorp Financial Group, Inc.                      218
        8    W.R. Berkley Corp.                                  315
                                                              ------
                                                               1,376
             Internet Services/Software -- 5.3%
        9    Agile Software Corp. *                              148
       10    Alloy Online, Inc. *                                142
       24    Ameritrade Holding Corp., Class A *                 193
        6    Apropos Technology, Inc. *                           15
       18    eSpeed, Inc., Class A *                             387
       11    ibasis, Inc. *                                       54
        4    Internet Security Systems, Inc. *                   186
        3    Interwoven, Inc.*                                    52
        9    ITXC Corp. *                                         64
        8    MatrixOne, Inc. *                                   185
       13    NextCard, Inc. *                                    144
        5    Priceline.com, Inc.*                                 47
        5    Retek, Inc. *                                       244
        9    Saba Software, Inc. *                               139
        3    SonicWALL, Inc.*                                     76
        2    SynQuest, Inc. *                                      9
       10    Tumbleweed Communications Corp. *                    36
                                                              ------
                                                               2,121
             Machinery & Engineering Equipment -- 1.3%
        8    Applied Industrial Technologies, Inc.               144
        7    Flowserve Corp. *                                   218
        5    IDEX Corp.                                          162
                                                              ------
                                                                 524
             Manufacturing -- 1.1%
        7    Concord Camera Corp. *                               43
        6    Federal Signal Corp.                                129
       15    GenTek, Inc.                                         81
        4    Roper Industries, Inc.                              177
                                                              ------
                                                                 430
             Metals/Mining -- 2.2%
        8    Mueller Industries, Inc. *                          249
        4    Precision Castparts Corp.                           152
        5    Shaw Group, Inc. *                                  213
       14    Valmont Industries, Inc.                            247
                                                              ------
                                                                 861

                       See notes to financial statements.

   SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------------
     Long-Term Investments -- Continued
-----------------------------------------------------------------------
             Multi-Media -- 1.1%
        8    Hearst - Argyle Television, Inc. *               $  158
       11    Insight Communications Co., Inc. *                  273
                                                              ------
                                                                 431

             Oil & Gas -- 2.8%
        8    Abraxas Petroleum Corp. *                            25
        7    Core Laboratories NV (Netherlands) *                126
        7    Fmc Technologies, Inc.*                             151
        6    Global Industries LTD *                              76
        4    Gulf Island Fabrication, Inc. *                      58
        3    National-Oilwell, Inc.*                              86
        9    Spinnaker Exploration Co. *                         350
        2    Stone Energy Corp. *                                 93
        3    W-H Enegry Services, Inc.*                           61
        3    Westport Resources Corp. *                           69
                                                              ------
                                                               1,095
             Packaging -- 0.6%
       19    Pactiv Corp.*                                       251

             Paper/Forest Products -- 1.0%
        6    Aracruz Celulose SA, ADR (Brazil)                   117
       13    Buckeye Technologies, Inc. *                        181
       12    Caraustar Industries, Inc.                          109
                                                              ------
                                                                 407
             Pharmaceuticals -- 5.8%
        4    Abgenix, Inc., #, *                                 188
        3    Accredo Health, Inc. *                               95
        3    Adolor Corp. *                                       54
        3    Amylin Pharmaceuticals, Inc.                         34
        5    COR Therapeutics, Inc. *                            149
        1    Durect Corp. *                                       18
        3    Gilead Sciences, Inc. *                             157
        3    ImmunoGen, Inc. *                                    52
        6    Isis Pharmaceuticals, Inc. *                         71
        6    La Jolla Pharmaceutical Co. *                        64
       19    Ligand Pharmaceuticals, Inc. *                      210
        5    Medarex, Inc.                                       106
        8    Neurocrine Biosciences, Inc. *                      302
       17    Omnicare, Inc.                                      335
        2    OSI Pharmaceuticals, Inc., *                         87
        3    POZEN, Inc. *                                        51
        5    Praecis Pharmaceuticals, Inc. *                      83
        5    Priority Healthcare Corp., Ser. B *                 145
        2    Trimeris, Inc. *                                     80
                                                              ------
                                                               2,281
             Real Estate Investment Trust -- 5.7%
        9    Annaly Mortgage Management, Inc.                    129
        2    Anthracite Capital, Inc.                             18
        8    Centerpoint Properties Corp.                        386
       15    Cousins Properties, Inc.                            410
        7    General Growth Properties, Inc.                     282
        4    Highwoods Properties, Inc.                           99
        9    InnKeepers USA Trust                                102
        5    Mission West Properties, Inc.                        58

                       See notes to financial statements.

   SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------------
     Long-Term Investments -- Continued
-----------------------------------------------------------------------
       11    Prentiss Properties Trust                        $  277
       12    United Dominion Realty Trust, Inc.                  167
       11    Ventas, Inc.                                        117
        4    Weingarten Realty Investors                         174
                                                              ------
                                                               2,219
             Restaurants/Food Services -- 0.9%
       12    AFC Enterprises, Inc. *                             223
        2    California Pizza Kitchen, Inc. *                     49
        3    Jack in the Box, Inc. *                              74
                                                              ------
                                                                 346
             Retailing -- 4.0%
        5    Abercrombie & Fitch Co., Class A *                  238
        6    Cost Plus, Inc. *                                   186
        9    Genesco, Inc. *                                     289
        5    Hot Topic, Inc. *                                   140
        3    Linens `n Things, Inc. *                             85
        4    Pacific Sunwear of California, Inc. *                81
        8    School Specialty, Inc. *                            207
        2    Talbots, Inc.                                        96
        7    Williams-Sonoma, Inc. *                             261
                                                              ------
                                                               1,583
             Semi-Conductors -- 2.9%
        3    Asyst Technologies, Inc. (Puerto Rico) *             37
        7    August Technology Corp. *                            95
        4    Axcelis Technologies, Inc. *                         59
        6    AXT, Inc. *                                         174
        1    Cirrus Logic, Inc. *                                 26
        8    Exar Corp. *                                        160
        7    HI/FN, Inc. *                                       107
        9    Integrated Circuit Systems, Inc. *                  169
        1    Kopin Corp.                                          12
        3    Lattice Semiconductor Corp. *                        81
        1    LTX Corp. *                                          31
        3    Monolithic System Technology, Inc.*                  30
        2    Multilink Technology Corp.*                          33
        1    Photronics, Inc., *                                  31
        2    PRI Automation, Inc. *                               37
       13    Silicon Image, Inc. *                                65
        1    Veeco Instruments, Inc. *                            21
                                                              ------
                                                               1,168
             Shipping/Transportation -- 1.6%
       12    GATX Corp.                                          484
       15    Willis Lease Finance Corp. *                        161
                                                              ------
                                                                 645
             Steel -- 0.4%
        7    Reliance Steel & Aluminum                           171

             Telecommunications -- 2.4%
       13    Advanced Fibre Communication, Inc. *                263
       11    Boston Communications Group *                       158
       12    Corvis Corp. *                                       54
        4    Ectel LTD (Israel) *                                 59
       21    FLAG Telecom Holdings LTD (Bermuda) *                74

                       See notes to financial statements.

   SHARES    ISSUER                                            VALUE
-----------------------------------------------------------------------
     Long-Term Investments -- Continued
-----------------------------------------------------------------------
        2    Oplink Communications, Inc. *                    $    9
        4    SBA Communications Corp. *                           88
        9    Stratos Lightwave, Inc. *                           117
       16    Turnstone Systems, Inc. *                           114
        8    U.S. Wireless Corp. *                                21
                                                              ------
                                                                 957
             Textiles -- 0.4%
        4    Mohawk Industries, Inc. *                           157

             Toys & Games -- 0.5%
       10    JAKKS Pacific, Inc. *                               187

             Transportation -- 1.1%
        2    C.H. Robinson Worldwide, Inc.                        50
        2    Forward Air Corp. *                                  60
       13    Werner Enterprises, Inc.                            308
                                                              ------
                                                                 418
             Utilities -- 2.9%
        4    Allete, Inc.                                         89
       15    Atmos Energy Corp.                                  357
       16    Cleco Corp.                                         369
       12    CMS Energy Corp.                                    332
                                                              ------
                                                               1,147
           ------------------------------------------------------------
             Total Common Stock                               36,118
             (Cost $35,093)
           ------------------------------------------------------------

  PRINCIPAL
   AMOUNT
             Convertible Corporate Bond -- 0.0%
           ------------------------------------------------------------
             Entertainment/Leisure -- 0.0%
   $    1    AMCV Capital Trust I, 7.00%, 02/15/15
             (Cost $35)                                            7
           ------------------------------------------------------------
             Total Long-Term Investments                      36,125
             (Cost $35,128)
-----------------------------------------------------------------------
     Short-Term Investment -- 9.0%
-----------------------------------------------------------------------
             U.S. Government Agency Security -- 9.0%
-----------------------------------------------------------------------
    3,587    Federal Home Loan Bank, DN, 3.04%, 07/02/01
             (Cost $3,587)                                     3,587
-----------------------------------------------------------------------
             Total Investments -- 100.0%                     $39,712
             (Cost $38,715)
-----------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2001 (unaudited) (Amounts in thousands, except per share amounts)

                                                              SMALL
                                                             COMPANY
                                                            PORTFOLIO
-----------------------------------------------------------------------
   ASSETS:
     Investment securities, at
     value (Note 1)                                          $39,712
     Other assets                                                  2
     Receivables:
      Investment securities sold                                 397
      Open forward currency contracts                             --
      Interest and dividends                                      21
      Foreign tax reclaim                                         --
      Fund shares sold                                            53
      Expense reimbursements                                      --
      Variation margin on
      futures contracts                                           --
-----------------------------------------------------------------------
   Total Assets                                               40,185
-----------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Investment securities purchased                            681
      Fund shares redeemed                                         2
      To custodian                                                 1
      Open forward currency contracts                             --
      Variation margin on futures
      contracts                                                   --
     Accrued liabilities: (Note 2)
      Investment advisory fees                                    18
      Administrative services fees                                 2
      Custodian fees                                              20
      Other                                                       37
-----------------------------------------------------------------------
   Total Liabilities                                             761
-----------------------------------------------------------------------
NET ASSETS:
     Paid in capital                                          39,401
     Accumulated undistributed
     net investment income                                        41
     Accumulated net realized loss on
     investment, foreign currency and
     futures transactions                                     (1,015)
     Net unrealized appreciation
     (depreciation) of investment, foreign
     currency and futures contracts                              997
-----------------------------------------------------------------------
   Net Assets                                                $39,424
-----------------------------------------------------------------------
   Shares of beneficial interest outstanding
   (no par value; unlimited number of
   shares authorized)                                          2,777
   Net Asset Value, redemption and
   offering price per share                                  $ 14.20
   Cost of Investments                                       $38,715

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the six months ended June 30, 2001 (unaudited) (Amounts in thousands)

                                                              SMALL
                                                             COMPANY
                                                            PORTFOLIO
-----------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                $    78
     Dividend                                                    148
     Foreign taxes withheld                                       --
-----------------------------------------------------------------------
   Total Investment Income                                        226
-----------------------------------------------------------------------
   EXPENSES: (Note 2)
     Investment advisory fees                                    100
     Administration services fees                                 10
     Accounting fees                                              15
     Custodian fees                                               29
     Printing fees                                                 5
     Professional fees                                            14
     Transfer agent fees                                           8
     Trustees' fees                                                6
     Other                                                         4
-----------------------------------------------------------------------
   Total Expenses                                                191
-----------------------------------------------------------------------
     Less expense reimbursements                                  --
-----------------------------------------------------------------------
       Net Expenses                                              191
-----------------------------------------------------------------------
   Net Investment Income                                          35
-----------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on:
     Investments                                                (381)
     Futures transactions                                         --
     Foreign exchange transactions                                --
     Change in net unrealized
     appreciation/depreciation of:
     Investments                                                 213
     Futures transactions                                         --
     Foreign exchange translations                                --
     Net realized and unrealized loss on
     investments, futures and
     foreign exchange transactions                              (168)
-----------------------------------------------------------------------
     Net increase (decrease) in net
     assets from operations                                  $  (133)
-----------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in thousands)

                                                                                                       SMALL COMPANY
                                                                                                         PORTFOLIO
                                                                                                     -----------------
                                                                                                     1/1/01     YEAR
                                                                                                     THROUGH    ENDED
                                                                                                     6/30/01  12/31/00
----------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
     Net investment income                                                                           $    35  $     83
     Net realized gain (loss) on investment, futures and
     foreign exchange transactions                                                                      (381)     (599)

     Change in net unrealized appreciation/
     depreciation of investments, futures contracts and
     foreign exchange translations                                                                       213    (3,105)
----------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets from operations                                               (133)   (3,621)
======================================================================================================================
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
----------------------------------------------------------------------------------------------------------------------
     Net investment income                                                                               (14)      (51)
     Net realized gain on investment transactions                                                         --      (645)
----------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                                                              (14)     (696)
----------------------------------------------------------------------------------------------------------------------
   INCREASE FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                                                      11,047    30,373
     Dividends reinvested                                                                                 14       696
     Cost of shares redeemed                                                                          (4,468)  (10,199)
----------------------------------------------------------------------------------------------------------------------
   Increase from capital share transactions                                                            6,593    20,870
----------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                                                        6,446    16,553

   NET ASSETS:
     Beginning of period                                                                              32,978    16,425
----------------------------------------------------------------------------------------------------------------------
     End of period                                                                                   $39,424  $ 32,978
======================================================================================================================
   SHARE TRANSACTIONS:
     Issued (including shares issued for stock split)
     (Note 1)                                                                                            829     1,881
     Reinvested                                                                                            1        48
     Redeemed                                                                                           (346)     (618)
----------------------------------------------------------------------------------------------------------------------
     Change in shares                                                                                    484     1,311
======================================================================================================================

                       See notes to financial statements.

THE PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2001

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- J.P. Morgan Bond Portfolio ("BP"), J.P. Morgan U.S. Disciplined Equity Portfolio ("USDEP"), J.P. Morgan Small Company Portfolio ("SCP"), and the J.P. Morgan International Opportunities Portfolio ("IOP") (collectively the "Portfolios"), are the four portfolios comprising J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Portfolios are each a separate series of the Trust.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolios.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIOS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Securities traded on principal securities exchanges are valued at the last reported sales price, or at the mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the counter and certain foreign securities are valued at the last quoted bid price from a market maker or dealer. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

     B. FUTURES CONTRACTS -- The Portfolios may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolios are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolios will recognize a gain or loss when the contract is closed or expires.

     C. FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

     Although the net assets of the Portfolios are presented at the exchange rates and market values prevailing at the end of the period, the Portfolios do not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolios may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolios' exposure to foreign currency exchange fluctuations or to adjust the Portfolios' exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

     E. COMMITMENTS -- BP may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest.

     F. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     G. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or as of the time the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     H. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

     I. FEDERAL INCOME TAXES -- It is the Porfolios' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Porfolios are also segregated portfolios of assets for insurance purposes and intend to comply with the diversification requirements of Subchapter L of the code.

     J. FOREIGN TAXES -- The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. ADVISORY -- The Portfolios have an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, BP, USDEP, SCP, and IOP pay JPMIM at an annual rate of 0.30%, 0.35%, 0.60%, and 0.60%, respectively, of the Portfolio's average daily net assets.

     B. ADMINISTRATIVE SERVICES -- The Portfolios have an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios have agreed to pay Morgan a fee on the following, if total expenses of the Portfolios excluding the advisory fees, exceed the expense limit of 0.45%, 0.50%, 0.55% and 0.60% for the BP, USDEP, SCP, IOP, respectively, of the average daily net assets of each Portfolio, Morgan will reimburse the respective Portfolio for the excess expense amount and receive no fee. Should the expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fees calculated under the Services Agreement.

     C. ADMINISTRATION -- Prior to May 1, 2001, the Portfolios retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Portfolios. Under a Co-Administration Agreement between FDI and the Portfolios, FDI provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolios and paid the compensation of the Portfolios' officers affiliated with FDI. The Portfolios agreed to each pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolios was determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which FDI provides similar services.

     Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Portfolios' Co-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator.

     On April 11, 2001, The BISYS Group Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

     D. TRUSTEES -- Each Trustee receives an aggregate annual fee of $20,000 for serving on the boards of the Trust and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' fees and expenses.

3.   FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at June 30, 2001 were (in thousands):

                                           BP         USDEP        SCP          IOP
----------------------------------------------------------------------------------------
   Aggregate cost                       $100,803     $63,230     $38,715      $29,462
                                        --------     -------     -------      -------
   Gross unrealized appreciation           1,252       4,675       4,975        1,198
   Gross unrealized depreciation          (1,151)     (6,884)     (3,978)      (3,768)
                                        --------     -------     -------      -------
   Net unrealized appreciation
   (depreciation)                       $    101     $(2,209)    $   997      $(2,570)
                                        ========     =======     =======      =======

4.   INVESTMENT TRANSACTIONS

During the six-months ended June 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                           BP         USDEP        SCP          IOP
----------------------------------------------------------------------------------------
   Purchases (excluding U.S.
   Government securities)               $134,709     $23,577     $19,401      $13,359
   Sales (excluding U.S.
   Government securities)                132,019      13,382      13,884       10,296

5.   OPEN FORWARD FOREIGN CURRENCY CONTRACTS

The following forward foreign currency contracts were open at June 30, 2001 (in thousands):

                                BOND PORTFOLIO
----------------------------------------------------------------------------------------
 CONTRACT                 CONTRACT                                UNREALIZED
  AMOUNT                   AMOUNT                  SETTLEMENT     GAIN/(LOSS)
 PURCHASED   CURRENCY       SOLD       CURRENCY       DATE           USD
----------------------------------------------------------------------------------------
Unrealized Gain
---------------
   4,739        USD        5,386         EUR        08/15/01         $183
----------------------------------------------------------------------------------------

                      INTERNATIONAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------
 CONTRACT               CONTRACT                               UNREALIZED
   AMOUNT                 AMOUNT                  SETTLEMENT  GAIN/(LOSS)
PURCHASED    CURRENCY      SOLD        CURRENCY      DATE         USD
-------------------------------------------------------------------------
Unrealized Gain
---------------
   1,642          CAD       1,061           USD     08/22/01         $ 20
     200          EUR      20,076           JPY     08/22/01            7
     200          EUR      20,241           JPY     08/22/01            6
   1,040          EUR         877           USD     08/22/01            3
     210          GBP         290           USD     08/22/01            5
     100          GBP         137           USD     08/22/01            3
     380          GBP         530           USD     08/22/01            4
     420          USD         480           EUR     08/22/01           14
     681          USD       1,184           CHF     08/22/01           21
   1,205          USD       2,282           AUD     08/22/01           48
     774          USD         543           GBP     08/22/01           11
     836          USD         950           EUR     08/22/01           32
     181          USD       1,861           SEK     08/22/01           11
     326          USD       2,769           DKK     08/22/01           12
      52          USD          93           SGD     08/22/01            1
     254          USD       1,983           HKD     08/22/01           --
     250          USD      30,365           JPY     08/22/01            5
     310          USD       3,211           SEK     08/22/01           14
     546          USD         630           EUR     08/22/01           13
     280          USD      34,009           JPY     08/22/01            6
     763          USD         890           EUR     08/22/01           10
     324          USD         230           GBP     08/22/01            2
     454          USD         530           EUR     08/22/01            6
     380          USD      45,340           JPY     08/22/01           14
     503          USD      60,000           JPY     08/22/01           19
   1,362          USD       1,590           EUR     08/22/01           18
     220          USD         391           CHF     08/22/01            2
     999          USD       1,180           EUR     08/22/01            1
     949          USD       1,120           EUR     08/22/01            2
     420          USD      50,805           JPY     08/22/01           10
   1,453          USD       1,680           EUR     08/22/01           32
     560          USD      67,850           JPY     08/22/01           13
      13          USD       1,589           JPY     08/22/01           --
      32          USD       3,919           JPY     08/22/01            1
      35          USD       4,301           JPY     08/22/01           --
     100          USD      12,350           JPY     08/22/01            1

                      INTERNATIONAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------
 CONTRACT               CONTRACT                               UNREALIZED
   AMOUNT                 AMOUNT                  SETTLEMENT  GAIN/(LOSS)
PURCHASED    CURRENCY      SOLD        CURRENCY      DATE         USD
-------------------------------------------------------------------------
Unrealized Gain
---------------
     100          USD      12,346           JPY     08/22/01         $  1
     439          USD         510           EUR     08/22/01            8
     240          USD         170           GBP     08/22/01            1
     145          USD         170           EUR     08/22/01            1
     245          USD      30,293           JPY     08/22/01            1
     144          USD         170           EUR     08/22/01           --
                                                                     ----
                                                                     $379
                                                                     ====
Unrealized Loss
---------------
      58          AUD          30           USD     07/02/01         $ (1)
      40          EUR          34           USD     07/02/01           --
     520          CHF         298           USD     08/22/01           (8)
     790          EUR         697           USD     08/22/01          (29)
   3,261          EUR       2,869           USD     08/22/01         (111)
   1,490          EUR       1,306           USD     08/22/01          (45)
     670          EUR         575           USD     08/22/01           (8)
   1,120          EUR         955           USD     08/22/01           (8)
     200          EUR         171           USD     08/22/01           (2)
     400          EUR         338           USD     08/22/01           --
     270          EUR         230           USD     08/22/01           (2)
     123          EUR         105           USD     08/22/01           (1)
      47          EUR          40           USD     08/22/01           --
     430          EUR         367           USD     08/22/01           (3)
     420          EUR         355           USD     08/22/01           --
     320          EUR         274           USD     08/22/01           (3)
   1,340          EUR       1,143           USD     08/22/01           (9)
     510          EUR         438           USD     08/22/01           (7)
     435          EUR         375           USD     08/22/01           (6)
     310          EUR         262           USD     08/22/01           --
     230          GBP         328           USD     08/22/01           (5)
     270          GBP         381           USD     08/22/01           (2)
  34,253          JPY         280           USD     08/22/01           (4)
 122,911          JPY       1,009           USD     08/22/01          (18)
  72,128          JPY         590           USD     08/22/01           (8)
  47,628          JPY         400           USD     08/22/01          (16)
  38,131          JPY         320           USD     08/22/01          (13)

                      INTERNATIONAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------
 CONTRACT               CONTRACT                               UNREALIZED
   AMOUNT                 AMOUNT                  SETTLEMENT  GAIN/(LOSS)
PURCHASED    CURRENCY      SOLD        CURRENCY      DATE         USD
-------------------------------------------------------------------------
Unrealized Gain
---------------
  47,110          JPY         390           USD     08/22/01        $ (10)
     329          USD         240           GBP     08/22/01           (8)
     575          USD         410           GBP     08/22/01           (1)
     245          USD      30,406           JPY     08/22/01           --
     220          USD         260           EUR     08/22/01           (1)
                                                                    -----
                                                                    $(329)
                                                                    =====

AUD -- Australian Dollar             GBP -- British Pound
CAD -- Canadian Dollar               HKD -- Hong Kong Dollar
CHF -- Swiss Franc                   JPY -- Japanese Yen
DKK -- Danmark Kroner                SEK -- Swedish Krona
EUR -- Euro                          SGD -- Singapore Dollar

6.   CONCENTRATIONS

The Portfolios may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Portfolios to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

7.   CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which continues to serve as the Portfolios' Advisor.

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                    SMALL COMPANY PORTFOLIO
                                                                       -------------------------------------------------------
                                                                       1/1/01              YEAR ENDED DECEMBER 31,
                                                                       THROUGH   ---------------------------------------------
                                                                       6/30/01     2000      1999     1998     1997      1996
                                                                       ------    -------    ------   ------   ------    ------
Per share operating performance:
Net asset value, beginning of period                                   $14.38    $ 16.73    $11.86   $13.09   $12.53    $11.83
                                                                       ------    -------    ------   ------   ------    ------
Income from investment operations:
  Net investment income                                                  0.01       0.03        --     0.03     0.04      0.06
  Net gains or losses in securities (both realized and unrealized)      (0.18)     (1.93)     5.23    (0.74)    2.53      2.43
                                                                       ------    -------    ------   ------   ------    ------
   Total from investment operations                                     (0.17)     (1.90)     5.23    (0.71)    2.57      2.49
                                                                       ------    -------    ------   ------   ------    ------
Distributions to shareholders from:
  Dividends from net investment income                                   0.01       0.02      0.01     0.02     0.04      0.06
  Distributions from capital gains                                         --       0.43      0.35     0.50     1.97      1.73
                                                                       ------    -------    ------   ------   ------    ------
   Total dividends and distributions                                     0.01       0.45      0.36     0.52     2.01      1.79
                                                                       ------    -------    ------   ------   ------    ------
Net asset value, end of period                                         $14.20    $ 14.38    $16.73   $11.86   $13.09    $12.53
                                                                       ======    =======    ======   ======   ======    ======
Total return                                                            (1.21%)   (11.32%)   44.39%   (5.51%)  22.50%    21.74%
Ratios/supplemental data:
  Net assets, end of period (millions)                                 $   39    $    33    $   16   $    7   $    5    $    4
Ratios to average net assets: #
  Expenses                                                               1.15%      1.15%     1.15%    1.15%    1.15%     1.15%
  Net investment income                                                  0.21%      0.30%     0.07%    0.28%    0.28%     0.54%
  Expenses without reimbursements                                        1.15%      1.32%     2.57%    3.43%    3.81%     2.69%
  Net investment income without reimbursements                           0.21%      0.13%    (1.35%)  (2.00%)  (2.38%)   (1.00%)
Portfolio turnover rate                                                    40%       105%      121%      67%      85%      144%
--------------------------------------------------------------------------------------------------------------------------------

#    Short periods have been annualized.

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

JPMORGAN SERIES TRUST II PORTFOLIOS
SEMI-ANNUAL REPORT

INVESTMENT ADVISOR
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR AND SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company of New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

        (C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. July 2001

                                                                  SANHM-ST2P-801